Leases - Schedule of Supplemental Consolidated Balance Sheet Information Related to Leases (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Apr. 01, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)
Leases [Abstract]
Right-of-use assets	¥ 5,441	$ 792	¥ 16,427	¥ 0
Current portion of lease liabilities	2,654	386		0
Non-current lease liabilities	¥ 753	$ 110		¥ 0